Common Stock (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 19, 2017	Sep. 19, 2017	Jul. 14, 2017	Mar. 17, 2017	Mar. 14, 2017	Nov. 16, 2015
Common Stock Details
Shares of Common Stock Authorized				800,000,000		4,000,000,000			950,000,000
Common Stock Outstanding	1,159,706,457
Shares of Common Stock Issued for Convertible Notes	373,181,339	197,090,550	248,535,354	101,495,350
Convertible Notes Payable Conversion	321,291,865		77,800,687
Warrant Exercises	46,908,834		46,908,834
Services Rendered	5,600,000		29,724,139
Conversion from Series E	789,474
Compensation			21,634,107
Legal Settlement	45,000,000		6,800,000
Shares Issued for Cash	500,000		65,667,587
Maximum Number of Shares Available for Issuance under Plan					100,000,000		65,000,000	35,000,000
Common Stock Before Increase										$ 800,000,000
Common Stock After Increase										950,000,000
Preferred Stock Authorized	20,000,000
Preferred Stock Designated	10,789,474
Undesignated Preferred Shares	9,210,526